COMMITMENTS - Payroll Protection Progam (Details) - PPP Loan $ in Millions	1 Months Ended
Apr. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Loan received	$ 2.3
Maturity term	2 years
Interest rate (as a percent)	1.00%
Period of interest deferral	6 months
Period of qualifying expenses that may be forgiven	56 days